Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Provision	₨ 239.5	₨ 534.9
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred		2,383.5	$ 4.2	₨ 318.0
Carrying amount of associated liabilities		2,383.5	4.2	318.0
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred		30,084.3	164.5	12,464.8
Carrying amount of associated liabilities		₨ 29,721.6	$ 155.9	₨ 11,817.2